Financial Instruments - Summary of Financial Derivative Transactions Recorded at Fair Value Through Profit or Loss Resulted in the Recognition of Assets and Liabilities (Detail) - CLP ($)
$ in Thousands
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Hedge Accounting [Line Items]
Assets Current	$ 38,169,894	$ 20,038,433
Assets Non-current		30,789,703
Liabilities Current	81,195,765	304,278
Liabilities Non-current	2,629,715	21,045,216
Non-hedging derivative instrument [Member]
Disclosure Of Hedge Accounting [Line Items]
Assets Current	41,023	402,716
Assets Non-current	36,086
Liabilities Current	207,957	$ 1,255,478
Liabilities Non-current	$ 159,630